10. Valuation and Qualifying Accounts (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Beginning balance	$ 184	$ 52
Additions / (Adjustments)	(40)	132
Balance	$ 144	$ 184